Insurance Liabilities - Income statement information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	$ 5,749	$ 6,580
Interest accretion	2,175	1,947
Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	1,232	1,226
Interest accretion	128	138
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	224	186
Interest accretion	42	41
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	19	21
Interest accretion	10	11
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	2,342	2,319
Interest accretion	479	484
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	1,193	1,187
Interest accretion	126	136
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	2,940	3,818
Interest accretion	459	380
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	224	236
Interest accretion	1,185	1,031
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	39	39
Interest accretion	$ 2	$ 2